Short-term Borrowings and Long-term Debt - Principal Portion of Long-Term Debt Due (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Principal portion of long-term debt due
2020	$ 966,486
2022	421,238
Total	$ 1,387,724